Note 9 - Fair Value (Details Textual) - PFG Warrants [Member]	Mar. 26, 2018 shares	Mar. 26, 2018 yr	Mar. 25, 2017
Stock Issued During Period, Shares, Revaluation of Warrants	150,000
Fair Value, Measurements, Recurring [Member] | Measurement Input, Expected Term [Member]
Derivative Liability, Measurement Input	0.96	0.96	0.02
Fair Value, Measurements, Recurring [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	0.85		1.011
Fair Value, Measurements, Recurring [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	0.0212		0.0126
Fair Value, Measurements, Recurring [Member] | Measurement Input, Discount Rate [Member]
Derivative Liability, Measurement Input			0.24
Fair Value, Measurements, Recurring [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input	0